Stock Based Compensation Plans: (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	9,939,500		9,939,500
[custom:OptionsAvailableForGrant-0]	2,361,107		2,361,107
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	3,000,000.0	360,000	3,033,750	260,000
[custom:OptionExpense]	$ 1,900,000	$ 159,218	$ 1,992,415	$ 656,775
[custom:OptionExpenseInGA]			1,600,000
[custom:OptionExpenseInSiembraMinera]			$ 400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.41	$ 0.64	$ 0.72
Amount Payable In Event Of Change Of Control		$ 4,900,000
[custom:AmountPayableInEventOfMilestoneAchievement-0]		2,800,000
[custom:SeveranceLiability-0]		$ 500,000